BETTER 10Q - FAIR VALUE MEASUREMENTS - Recurring and Non-Recurring (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Short-term investments	$ 32,884	$ 0
Level 1 | Carrying Amount
FAIR VALUE MEASUREMENTS
Short-term investments	32,884	0
Level 1 | Fair Value
FAIR VALUE MEASUREMENTS
Short-term investments	31,621	0
Level 3 | Carrying Amount
FAIR VALUE MEASUREMENTS
Loans held for investment	5,381	0
Loan commitment asset	16,119	16,119	$ 121,723
Level 3 | Fair Value
FAIR VALUE MEASUREMENTS
Loans held for investment	5,882	0
Loan commitment asset	97,014	54,654	121,723
Level 3 | Pre-Closing Bridge Notes | Carrying Amount | Bridge Loan
FAIR VALUE MEASUREMENTS
Debt instrument	750,000	750,000	477,333
Level 3 | Pre-Closing Bridge Notes | Fair Value | Bridge Loan
FAIR VALUE MEASUREMENTS
Debt instrument	189,215	269,067	458,122
Level 3 | Line of Credit | Revolving Credit Facility | Carrying Amount
FAIR VALUE MEASUREMENTS
Debt instrument	118,584	144,403	149,022
Level 3 | Line of Credit | Revolving Credit Facility | Fair Value
FAIR VALUE MEASUREMENTS
Debt instrument	$ 122,725	$ 145,323	$ 161,417